UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

One American Square, Indianapolis, IN,		46282
(Address of principal executive offices)		(Zip code)

Nicholas C. Slabaugh One American Square, Indianapolis, IN, 46282
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

VALUE PORTFOLIO

March 31, 2014 (unaudited)

Description	Shares	Value
Common Stocks (91.6%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	34,900	$3,801,308
Precision Castparts Corp.	5,200	1,314,352
		5,115,660
Agriculture (1.9%)
Archer-Daniels-Midland Co.	114,100	4,950,799

Apparel (3.8%)
Columbia Sportswear Co.	46,200	3,818,430
Wolverine World Wide, Inc.	207,700	5,929,835
		9,748,265
Auto Parts and Equipment (1.9%)
Magna International, Inc.	49,500	4,767,345

Banks (12.6%)
Bank of Hawaii Corp.	77,400	4,691,214
Bank of New York Mellon Corp. (The)	169,700	5,988,713
Citigroup, Inc.	29,189	1,389,396
JPMorgan Chase & Co.	90,207	5,476,467
Northern Trust Corp.	95,900	6,287,204
U.S. Bancorp	193,500	8,293,410
		32,126,404
Beverages (1.0%)
Coca-Cola Co. (The)	64,900	2,509,034

Biotechnology (2.1%)
Amgen, Inc.	43,800	5,402,292

Commercial Services (0.8%)
Robert Half International, Inc.	48,500	2,034,575

Computers & Peripherals (1.0%)
Apple, Inc.	4,900	2,630,026

Diversified Financial Services (1.1%)
Investment Technology Group, Inc.(1)	94,000	1,898,800
Janus Capital Group, Inc.	70,200	763,074
		2,661,874
Electronics (1.7%)
Daktronics, Inc.	900	12,951
FLIR Systems, Inc.	116,900	4,208,400
		4,221,351
Food (1.5%)
Fresh Del Monte Produce, Inc.	33,900	934,623
Sysco Corp.	78,700	2,843,431
		3,778,054
Healthcare Products (6.3%)
Baxter International, Inc.	54,400	4,002,752
Medtronic, Inc.	101,400	6,240,156
Thoratec Corp.(1)	33,400	1,196,054
Zimmer Holdings, Inc.	47,900	4,530,382
		15,969,344

Description	Shares	Value
Common Stocks (91.6%) (continued)
Insurance (0.1%)
Aegon NV	26,185	$240,902

Iron/Steel (2.3%)
Nucor Corp.	117,100	5,918,234

Machinery-Diversified (1.4%)
Cummins, Inc.	23,800	3,545,962

Metal Fabricate/Hardware (0.5%)
Valmont Industries, Inc.	9,000	1,339,560

Miscellaneous Manufacturing (8.6%)
Carlisle Cos., Inc.	68,800	5,458,592
Crane Co.	70,400	5,008,960
General Electric Co.	268,600	6,954,054
Illinois Tool Works, Inc.	54,800	4,456,884
		21,878,490
Oil & Gas (11.0%)
ConocoPhillips	75,900	5,339,565
Ensco PLC, Class A	22,900	1,208,662
Exxon Mobil Corp.	61,000	5,958,480
Occidental Petroleum Corp.	13,900	1,324,531
Phillips 66	44,000	3,390,640
Royal Dutch Shell PLC ADR	19,700	1,439,282
Tidewater, Inc.	114,750	5,579,145
Valero Energy Corp.	71,600	3,801,960
		28,042,265
Pharmaceuticals (7.7%)
Johnson & Johnson	43,800	4,302,474
McKesson Corp.	34,450	6,082,837
Merck & Co., Inc.	86,700	4,921,959
Pfizer, Inc.	131,950	4,238,234
		19,545,504
Retail (2.4%)
Bed Bath & Beyond, Inc.(1)	23,600	1,623,680
Home Depot, Inc. (The)	13,800	1,091,994
Kohl’s Corp.	59,500	3,379,600
		6,095,274
Semiconductors (11.4%)
Applied Materials, Inc.	145,400	2,969,068
Intel Corp.	217,700	5,618,837
Maxim Integrated Products, Inc.	123,000	4,073,760
Microchip Technology, Inc.	81,500	3,892,440
QUALCOMM, Inc.	74,000	5,835,640
Skyworks Solutions, Inc.(1)	95,900	3,598,168
Texas Instruments, Inc.	62,000	2,923,300
		28,911,213
Software (3.7%)
Adobe Systems, Inc.(1)	30,700	2,018,218
Autodesk, Inc.(1)	15,000	737,700
Microsoft Corp.	71,400	2,926,686
Oracle Corp.	93,500	3,825,085
		9,507,689

Description	Shares	Value
Common Stocks (91.6%) (continued)
Specialty Retail (0.1%)
CST Brands, Inc.	11,355	$354,730

Telecommunications (1.2%)
Cisco Systems, Inc.	60,400	1,353,564
Corning, Inc.	76,800	1,598,976
		2,952,540
Toys/Games/Hobbies (0.4%)
Mattel, Inc.	24,400	978,684

Transportation (3.1%)
Norfolk Southern Corp.	25,200	2,448,684
Werner Enterprises, Inc.	214,300	5,466,793
		7,915,477

Total common stocks (cost: $155,792,039)		233,141,547

Exchange-Traded Funds (5.6%)
iShares Russell 1000 Value Index Fund	68,900	6,648,850
iShares Russell Mid-Cap Value Index Fund	69,600	4,783,608
iShares S&P Small-Cap 600 Value Index Fund	24,600	2,790,624

Total exchange-traded funds (cost: $8,403,514)		14,223,082

Money Market Mutual Funds (2.7%)
BlackRock Liquidity TempFund Portfolio, 0.03%(2)	7,000,000	7,000,000

Total money market mutual funds (cost: $7,000,000)		7,000,000

Total investments(3) (99.9%) (cost: $171,195,553)		254,364,629
Other assets in excess of liabilities (0.1%)		168,177
Net assets (100.0%)		$254,532,806

The following abbreviations are used in the portfolio descriptions:

ADR — American Depositary Receipt

PLC — Public Limited Company

(1)	Non-Income producing securities.

(2)	The rate shown reflects the seven day yield as of March 31, 2014.

(3)	The United States federal income tax basis of the Value Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2014. See table below.

Federal	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$171,201,983	$87,868,590	$(4,705,944)	$83,162,646

Various inputs are used in determining the fair value of the Value Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Value Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Value Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Common Stocks	$233,141,547	$—	$—	$233,141,547
Exchange-Traded Funds	14,223,082	—	—	14,223,082
Money Market Mutual Funds	7,000,000	—	—	7,000,000
Total	$254,364,629	$—	$—	$254,364,629

It is the Value Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Value Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2014, there have been no changes in the valuation methodologies and the Value Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1) Refer to Schedule of Investments for industry classification.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

MONEY MARKET PORTFOLIO

March 31, 2014 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds(1) (96.1%)
U.S. Government and Agency Obligations (11.8%)
U.S. Treasury Bill Discount Note	0.058%	04/17/2014	$5,000,000	$4,999,871
U.S. Treasury Bill Discount Note	0.036	04/24/2014	10,000,000	9,999,770

Total U.S. government and agency obligations (amortized cost: $14,999,641)				14,999,641

Commercial Paper (84.3%)
Banks (7.9%)
Bank of Nova Scotia	0.080	04/17/2014	5,000,000	4,999,822
Union Bank N.A.	0.040	04/10/2014	5,000,000	4,999,950
				9,999,772
Diversified Financial Services (18.9%)
American Honda Finance Corp.	0.060	04/24/2014	5,000,000	4,999,808
Caterpillar Financial Services Corp.	0.100	06/25/2014	4,000,000	3,999,056
John Deere Bank SA	0.080	04/02/2014	5,000,000	4,999,989
PACCAR Financial Corp.	0.070	05/01/2014	5,000,000	4,999,708
Toyota Motor Credit Corp.	0.080	04/21/2014	5,000,000	4,999,778
				23,998,339
Electrical Equipment (3.9%)
General Electric Co.	0.020	04/10/2014	5,000,000	4,999,975

Electrical Utilities (3.4%)
Emerson Electric Co.	0.060	04/15/2014	4,343,000	4,342,899

Food, Beverages (15.7%)
Cargill Global Fund PLC	0.060	04/02/2014	5,000,000	4,999,992
Coca-Cola Co. (The)	0.060	04/16/2014	5,000,000	4,999,875
Nestle Capital Corp.	0.060	04/03/2014	5,000,000	4,999,983
PepsiCo, Inc.	0.060	05/12/2014	5,000,000	4,999,658
				19,999,508
Health Care (7.9%)
Johnson & Johnson	0.040	04/03/2014	5,000,000	4,999,989
Roche Holdings, Inc.	0.070	04/14/2014	5,000,000	4,999,874
				9,999,863
Household & Personal Products (3.2%)
Proctor & Gamble Co. (The)	0.080	05/27/2014	4,000,000	3,999,502

Insurance (3.9%)
Travelers Cos, Inc. (The)	0.040	04/02/2014	5,000,000	4,999,995

Machinery (3.9%)
Siemens Capital Co., LLC	0.060	04/25/2014	5,000,000	4,999,800

Media (3.9%)
Walt Disney Company	0.050	05/13/2014	5,000,000	4,999,708

Oil & Gas (3.9%)
Chevron Corp.	0.060	04/07/2014	5,000,000	4,999,950

Pharmaceuticals (3.9%)
Merck & Co., Inc.	0.081	05/23/2014	5,000,000	4,999,422

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds(1) (96.1%) (continued)
Commercial Paper (84.3%) (continued)
Transportation (3.9%)
United Parcel Services, Inc.	0.020%	04/09/2014	$5,000,000	$4,999,978

Total commercial paper (amortized cost: $107,338,711)				107,338,711

Total short-term notes and bonds (amortized cost: $122,338,352)				122,338,352

	Shares
Money Market Mutual Funds (4.0%)
BlackRock Liquidity TempFund Portfolio, 0.03%(2)	1,965,000	1,965,000
Goldman Sachs Financial Square Prime Obligations Fund, 0.02%(2)	3,150,000	3,150,000

Total money market mutual funds (cost: $5,115,000)		5,115,000

Total investments(3) (100.1%) (cost: $127,453,352)		127,453,352
Liabilities in excess of other assets (0.1%)		(155,812)
Net assets (100.0%)		$127,297,540

The following abbreviations are used in the portfolio descriptions:

LLC - Limited Liability Corporation

PLC - Public Limited Company

(1)	The interest rate for short-term notes reflects the yields for those securities as of March 31, 2014.

(2)	The rate shown reflects the seven day yield as of March 31, 2014.

(3)	The United States federal income tax basis of the Money Market Portfolio’s investments and the cost are the same as of March 31, 2014.

Various inputs are used in determining the fair value of the Money Market Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Money Market Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Money Market Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
U.S. Government and Agency Obligations	$—	$14,999,641	$—	$14,999,641
Commercial Paper	—	107,338,711	—	107,338,711
Money Market Mutual Funds	5,115,000	—	—	5,115,000
Total	$5,115,000	$122,338,352	$—	$127,453,352

All securities within the Money Market Portfolio, excluding money market mutual funds, are valued at amortized cost. The Money Market Portfolio’s use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. OneAmerica Asset Management, LLC is responsible for reviewing this method of valuation to ensure the Money Market Portfolio’s securities are reflected at their fair value.

It is the Money Market Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Money Market Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2014, there have been no changes in the valuation methodologies and the Money Market Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1) Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

INVESTMENT GRADE BOND PORTFOLIO

March 31, 2014 (unaudited)

Description	Shares	Value
Preferred Stocks (1.3%)
Banks (1.3%)
State Street Corp., Series D, 5.900%(1),(2)	20,000	$517,800
SunTrust Banks, Inc., Series E	40,000	898,400

Total preferred stocks (cost: $1,500,000)		1,416,200

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (96.9%)
U.S. Government and Agency Obligations (37.5%)
Federal Farm Credit Bank	1.850%	04/20/2020	$1,000,000	976,900
Federal Home Loan Banks	4.875	09/08/2017	1,000,000	1,118,861
Federal Home Loan Banks	2.375	12/13/2019	500,000	506,435
FHLMC	3.750	03/27/2019	750,000	818,065
FNMA	5.250	09/15/2016	500,000	556,198
U.S. Treasury Bonds	2.000	02/15/2022	700,000	676,813
U.S. Treasury Bonds	6.000	02/15/2026	500,000	657,422
U.S. Treasury Bonds	5.375	02/15/2031	300,000	383,766
U.S. Treasury Bonds	4.500	08/15/2039	300,000	352,875
U.S. Treasury Bonds	4.250	11/15/2040	100,000	113,281
U.S. Treasury Bonds	4.750	02/15/2041	800,000	978,750
U.S. Treasury Bonds	3.750	08/15/2041	550,000	573,031
U.S. Treasury Bonds	3.125	02/15/2042	400,000	370,250
U.S. Treasury Bonds	3.000	05/15/2042	600,000	540,937
U.S. Treasury Bonds	2.875	05/15/2043	250,000	218,203
U.S. Treasury Bonds	3.625	08/15/2043	250,000	253,047
U.S. Treasury Bonds	3.750	11/15/2043	150,000	155,297
U.S. Treasury Bonds	3.625	02/15/2044	200,000	202,312
U.S. Treasury Notes	2.125	05/31/2015	1,500,000	1,534,101
U.S. Treasury Notes	1.875	06/30/2015	500,000	510,566
U.S. Treasury Notes	1.750	07/31/2015	300,000	306,246
U.S. Treasury Notes	0.375	08/31/2015	300,000	300,738
U.S. Treasury Notes	1.250	08/31/2015	700,000	710,391
U.S. Treasury Notes	1.250	09/30/2015	500,000	507,597
U.S. Treasury Notes	1.250	10/31/2015	1,200,000	1,218,563
U.S. Treasury Notes	1.375	11/30/2015	700,000	712,414
U.S. Treasury Notes	0.250	12/31/2015	400,000	399,469
U.S. Treasury Notes	2.000	01/31/2016	500,000	514,922
U.S. Treasury Notes	0.375	03/15/2016	1,000,000	999,297
U.S. Treasury Notes	2.625	04/30/2016	1,000,000	1,044,688
U.S. Treasury Notes	1.750	05/31/2016	300,000	307,969
U.S. Treasury Notes	0.500	06/15/2016	750,000	749,531
U.S. Treasury Notes	1.000	08/31/2016	900,000	907,945
U.S. Treasury Notes	1.000	09/30/2016	1,100,000	1,108,937
U.S. Treasury Notes	3.125	10/31/2016	1,000,000	1,061,953
U.S. Treasury Notes	0.625	12/15/2016	300,000	298,852
U.S. Treasury Notes	0.875	02/28/2017	1,250,000	1,250,098
U.S. Treasury Notes	3.125	04/30/2017	1,000,000	1,065,781
U.S. Treasury Notes	0.750	06/30/2017	1,700,000	1,684,063
U.S. Treasury Notes	0.625	09/30/2017	2,000,000	1,962,812
U.S. Treasury Notes	0.750	02/28/2018	500,000	488,477
U.S. Treasury Notes	2.875	03/31/2018	500,000	529,492
U.S. Treasury Notes	1.375	06/30/2018	750,000	746,484
U.S. Treasury Notes	1.500	08/31/2018	250,000	249,531
U.S. Treasury Notes	1.375	09/30/2018	1,000,000	991,016

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.9%) (continued)
U.S. Government and Agency Obligations (37.5%) (continued)
U.S. Treasury Notes	2.750%	02/15/2019	$3,500,000	$3,674,181
U.S. Treasury Notes	1.500	02/28/2019	500,000	495,000
U.S. Treasury Notes	3.500	05/15/2020	750,000	812,519
U.S. Treasury Notes	2.625	08/15/2020	750,000	771,269
U.S. Treasury Notes	2.625	11/15/2020	1,000,000	1,025,781
U.S. Treasury Notes	3.125	05/15/2021	600,000	631,969
U.S. Treasury Notes	2.125	08/15/2021	1,600,000	1,572,374
U.S. Treasury Notes	2.000	02/15/2023	600,000	570,610
U.S. Treasury Notes	1.750	05/15/2023	500,000	463,203
U.S. Treasury Notes	2.500	08/15/2023	300,000	295,711
U.S. Treasury Notes	2.750	11/15/2023	200,000	200,906
U.S. Treasury Notes	2.750	02/15/2024	300,000	300,656

Total U.S. government and agency obligations (cost: $41,501,593)				42,428,555

Mortgage-Backed and Asset-Backed Securities (32.2%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A(3)	3.270	02/20/2018	500,000	523,822
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	319,308	321,101
Banc of America Commercial Mortgage, Inc., Ser. 2007-1, Cl. AAB	5.422	01/15/2049	509,642	509,160
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	280,285	280,701
Farmer Mac Guaranteed Notes Trust 2007-1, 144A(3)	5.125	04/19/2017	500,000	560,375
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	212,146	225,360
FHLMC Gold Pool #A11823	5.000	08/01/2033	27,430	29,865
FHLMC Gold Pool #A16641	5.500	12/01/2033	21,709	24,042
FHLMC Gold Pool #A27124	6.000	10/01/2034	3,893	4,324
FHLMC Gold Pool #A40159	5.500	11/01/2035	6,432	7,089
FHLMC Gold Pool #A40754	6.500	12/01/2035	197,127	220,879
FHLMC Gold Pool #A41968	5.500	01/01/2036	35,069	38,625
FHLMC Gold Pool #A44969	6.500	04/01/2036	355,510	398,016
FHLMC Gold Pool #A45624	5.500	06/01/2035	5,152	5,689
FHLMC Gold Pool #A51101	6.000	07/01/2036	12,132	13,451
FHLMC Gold Pool #A56247	6.000	01/01/2037	158,255	175,473
FHLMC Gold Pool #A56634	5.000	01/01/2037	77,352	83,918
FHLMC Gold Pool #A56829	5.000	01/01/2037	24,556	26,640
FHLMC Gold Pool #A57135	5.500	02/01/2037	100,591	110,421
FHLMC Gold Pool #A58278	5.000	03/01/2037	122,856	133,285
FHLMC Gold Pool #A58965	5.500	04/01/2037	87,558	96,114
FHLMC Gold Pool #A71576	6.500	01/01/2038	251,485	281,554
FHLMC Gold Pool #A91064	4.500	02/01/2040	304,025	324,221
FHLMC Gold Pool #A93990	4.000	09/01/2040	357,507	370,995
FHLMC Gold Pool #B12969	4.500	03/01/2019	21,134	22,349
FHLMC Gold Pool #B19462	5.000	07/01/2020	52,198	55,369
FHLMC Gold Pool #C01086	7.500	11/01/2030	16,944	19,322
FHLMC Gold Pool #C01271	6.500	12/01/2031	21,966	24,830
FHLMC Gold Pool #C01302	6.500	11/01/2031	7,793	8,742
FHLMC Gold Pool #C01676	6.000	11/01/2033	374,431	420,849
FHLMC Gold Pool #C03478	4.500	06/01/2040	286,248	305,320
FHLMC Gold Pool #C03520	4.000	09/01/2040	440,427	457,072
FHLMC Gold Pool #C09013	3.000	09/01/2042	477,078	460,591
FHLMC Gold Pool #C14872	6.500	09/01/2028	1,401	1,571
FHLMC Gold Pool #C20300	6.500	01/01/2029	11,471	12,857

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.9%) (continued)
Mortgage-Backed and Asset-Backed Securities (32.2%) (continued)
FHLMC Gold Pool #C28221	6.500%	06/01/2029	$4,162	$4,668
FHLMC Gold Pool #C35377	7.000	01/01/2030	1,582	1,768
FHLMC Gold Pool #C41636	8.000	08/01/2030	950	1,035
FHLMC Gold Pool #C56017	6.500	03/01/2031	122,467	140,143
FHLMC Gold Pool #C61802	5.500	12/01/2031	34,637	38,024
FHLMC Gold Pool #C64936	6.500	03/01/2032	12,886	14,746
FHLMC Gold Pool #C68790	6.500	07/01/2032	44,307	49,690
FHLMC Gold Pool #C74741	6.000	12/01/2032	55,013	61,102
FHLMC Gold Pool #C79460	5.500	05/01/2033	15,019	16,501
FHLMC Gold Pool #C79886	6.000	05/01/2033	420,708	466,975
FHLMC Gold Pool #E00957	6.000	02/01/2016	2,911	2,992
FHLMC Gold Pool #E01007	6.000	08/01/2016	3,334	3,468
FHLMC Gold Pool #E01085	5.500	12/01/2016	6,406	6,809
FHLMC Gold Pool #E01136	5.500	03/01/2017	18,656	19,835
FHLMC Gold Pool #E01216	5.500	10/01/2017	20,176	21,457
FHLMC Gold Pool #E01378	5.000	05/01/2018	49,330	52,304
FHLMC Gold Pool #E02735	3.500	10/01/2025	266,582	279,712
FHLMC Gold Pool #E77035	6.500	05/01/2014	134	134
FHLMC Gold Pool #E77962	6.500	07/01/2014	1,063	1,066
FHLMC Gold Pool #E78727	6.500	10/01/2014	58	59
FHLMC Gold Pool #E82543	6.500	03/01/2016	16,358	16,403
FHLMC Gold Pool #E85353	6.000	09/01/2016	11,586	12,002
FHLMC Gold Pool #E89823	5.500	05/01/2017	19,763	21,018
FHLMC Gold Pool #E91139	5.500	09/01/2017	101,694	108,204
FHLMC Gold Pool #E91646	5.500	10/01/2017	54,249	57,703
FHLMC Gold Pool #E92047	5.500	10/01/2017	30,146	32,067
FHLMC Gold Pool #E92196	5.500	11/01/2017	8,063	8,579
FHLMC Gold Pool #E95159	5.500	03/01/2018	47,516	50,548
FHLMC Gold Pool #E95734	5.000	03/01/2018	150,349	159,421
FHLMC Gold Pool #G01091	7.000	12/01/2029	10,875	12,274
FHLMC Gold Pool #G02060	6.500	01/01/2036	329,606	369,014
FHLMC Gold Pool #G08016	6.000	10/01/2034	434,440	488,734
FHLMC Gold Pool #G11753	5.000	08/01/2020	68,365	72,708
FHLMC Gold Pool #J01382	5.500	03/01/2021	90,836	96,677
FHLMC Gold Pool #J05930	5.500	03/01/2021	54,999	58,551
FHLMC Gold Pool #J25553	3.500	09/01/2028	243,908	255,805
FHLMC Gold Pool #Q14998	3.500	01/01/2043	429,016	431,497
FHLMC Gold Pool #Q17913	3.000	04/01/2043	483,891	467,169
FHLMC Gold Pool #Q23658	4.000	12/01/2043	245,698	256,255
FNMA Pool #253798	6.000	05/01/2016	211	219
FNMA Pool #256883	6.000	09/01/2037	169,290	188,247
FNMA Pool #357269	5.500	09/01/2017	135,848	144,671
FNMA Pool #357637	6.000	11/01/2034	184,988	205,836
FNMA Pool #545929	6.500	08/01/2032	30,242	34,536
FNMA Pool #555591	5.500	07/01/2033	96,975	107,838
FNMA Pool #572020	6.000	04/01/2016	3,946	4,052
FNMA Pool #578974	6.000	05/01/2016	4,835	4,954
FNMA Pool #579170	6.000	04/01/2016	527	528
FNMA Pool #584953	7.500	06/01/2031	11,564	11,734
FNMA Pool #585097	6.000	05/01/2016	11,699	12,052
FNMA Pool #651220	6.500	07/01/2032	23,813	26,747
FNMA Pool #781776	6.000	10/01/2034	32,351	36,365
FNMA Pool #797509	4.500	03/01/2035	118,119	125,884

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.9%) (continued)
Mortgage-Backed and Asset-Backed Securities (32.2%) (continued)
FNMA Pool #797536	4.500%	04/01/2035	$193,132	$206,148
FNMA Pool #888120	5.000	10/01/2035	236,870	258,409
FNMA Pool #910446	6.500	01/01/2037	90,677	101,831
FNMA Pool #922224	5.500	12/01/2036	226,699	251,495
FNMA Pool #936760	5.500	06/01/2037	178,883	197,476
FNMA Pool #942956	6.000	09/01/2037	153,021	170,254
FNMA Pool #966587	5.500	01/01/2038	193,713	213,624
FNMA Pool #AA3263	5.000	02/01/2039	260,551	285,764
FNMA Pool #AB2155	4.000	01/01/2041	191,644	199,152
FNMA Pool #AB4295	3.500	01/01/2042	384,105	386,703
FNMA Pool #AB4490	3.000	02/01/2027	423,994	435,942
FNMA Pool #AB8896	3.000	04/01/2043	489,412	472,988
FNMA Pool #AC1607	4.500	08/01/2039	389,708	415,873
FNMA Pool #AD1662	5.000	03/01/2040	490,605	538,926
FNMA Pool #AD7078	4.500	06/01/2025	151,421	162,666
FNMA Pool #AE0216	4.000	08/01/2040	113,606	118,029
FNMA Pool #AE0949	4.000	02/01/2041	527,718	548,515
FNMA Pool #AE8406	3.500	11/01/2040	107,072	107,796
FNMA Pool #AH6920	4.500	04/01/2041	274,990	293,504
FNMA Pool #AI2408	4.000	05/01/2026	530,907	562,189
FNMA Pool #AI3402	5.000	05/01/2041	569,639	623,955
FNMA Pool #AI5868	4.500	07/01/2041	139,308	148,710
FNMA Pool #AJ6927	3.500	11/01/2041	154,933	155,981
FNMA Pool #AJ7524	3.000	01/01/2027	214,224	220,277
FNMA Pool #AJ9199	4.000	01/01/2042	595,860	619,522
FNMA Pool #AK3929	3.500	04/01/2042	221,679	223,179
FNMA Pool #AK6980	2.500	03/01/2027	314,469	315,273
FNMA Pool #AO0937	3.000	04/01/2027	222,431	228,711
FNMA Pool #AO7151	3.000	08/01/2042	388,534	375,495
FNMA Pool #AP2658	3.500	08/01/2042	430,857	433,772
FNMA Pool #AP6380	3.500	09/01/2042	430,937	433,852
FNMA Pool #AQ1185	3.000	10/01/2042	923,611	892,614
FNMA Pool #AQ7447	2.500	01/01/2028	447,121	447,224
FNMA Pool #AR9391	3.500	05/01/2043	248,544	250,226
FNMA Pool #AS1355	2.500	12/01/2028	245,591	245,647
FNMA Pool #AT2723	3.000	05/01/2043	482,772	466,570
FNMA Pool #AU1912	3.000	08/01/2043	248,293	239,960
FNMA Pool #AU8391	2.500	09/01/2028	485,419	485,531
FNMA Pool #AV0699	3.500	12/01/2043	248,491	250,172
FNMA Pool #MA0533	4.000	10/01/2040	401,370	417,210
FNMA Pool #MA0967	4.500	12/01/2041	625,510	667,196
FNMA Pool #MA1027	3.500	04/01/2042	178,304	179,510
FNMA Pool #MA1103	3.500	07/01/2042	388,886	391,517
FNMA Pool #MA1396	3.500	03/01/2043	238,344	239,957
GNMA Pool #443216	8.000	07/15/2027	7,044	7,430
GNMA Pool #457453	7.500	10/15/2027	3,672	3,736
GNMA Pool #479743	7.500	11/15/2030	8,670	9,137
GNMA Pool #511723	7.500	10/15/2030	10,229	10,548
GNMA Pool #511778	7.500	11/15/2030	34,823	39,534
GNMA Pool #540356	7.000	05/15/2031	29,430	32,920
GNMA Pool #542083	7.000	01/15/2031	7,077	7,550
GNMA Pool #552466	6.500	03/15/2032	39,765	46,454
GNMA Pool #574395	6.000	01/15/2032	175,440	197,981

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.9%) (continued)
Mortgage-Backed and Asset-Backed Securities (32.2%) (continued)
GNMA Pool #577653	6.000%	08/15/2032	$33,992	$38,065
GNMA Pool #585467	6.000	08/15/2032	77,104	87,498
GNMA Pool #591025	6.500	10/15/2032	33,072	37,305
GNMA Pool #717081	4.500	05/15/2039	492,546	531,594
GNMA Pool #718832	5.500	09/15/2039	289,412	323,133
GNMA Pool #719238	4.000	07/15/2040	996,255	1,047,923
GNMA Pool #721035	4.000	12/15/2039	43,714	45,972
GNMA Pool #723622	4.500	01/15/2040	139,934	151,315
GNMA Pool #728451	5.000	12/15/2039	247,240	271,926
GNMA Pool #729037	5.000	02/15/2040	388,366	426,084
GNMA Pool #737644	4.500	11/15/2040	331,410	359,201
GNMA Pool #738425	4.500	06/15/2041	132,551	143,275
GNMA Pool #738519	4.500	07/15/2041	115,150	124,452
GNMA Pool #760376	5.000	09/15/2041	36,037	39,400
GNMA Pool #762133	4.500	04/15/2041	217,159	234,700
GNMA Pool #773114	4.000	09/15/2041	161,301	169,634
GNMA Pool #778792	3.500	01/15/2042	205,539	210,057
GNMA Pool #779240	3.500	05/15/2042	199,145	203,523
GNMA Pool #782563	5.000	02/15/2039	133,875	146,728
GNMA Pool #796303	3.500	09/15/2042	436,864	446,468
GNMA Pool #AA2972	3.000	08/15/2042	437,119	430,644
GNMA Pool #AA6098	3.500	02/15/2043	386,969	395,476
GNMA Pool #AA6408	3.000	05/15/2043	487,550	480,327
GNMA Pool #AA7865	3.500	06/15/2042	177,548	181,452
GNMA Pool #AF4935	3.000	08/15/2043	742,316	731,320
GNMA Pool #AF5077	3.500	08/15/2043	242,964	248,305
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(3)	3.290	03/25/2018	500,000	525,907
JPMorgan Mortgage Trust 2013-2, Ser. 2013-2, Cl. A2, 144A(1),(3)	3.500	05/25/2043	913,257	895,611
Small Business Administration, Ser. 2006-10A, Cl. 1	5.524	03/10/2016	115,949	122,536
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/2026	325,955	355,528
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3(1)	5.549	08/15/2039	142,014	144,945

Total mortgage-backed and asset-backed securities (cost: $35,920,069)				36,399,711

Municipal Bonds (0.8%)
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	750,000	857,618

Total municipal bonds (cost: $845,587)				857,618

Corporate Obligations (26.4%)
Aerospace & Defense (0.9%)
Spirit Aerosystems, Inc.	6.750	12/15/2020	500,000	536,250
Triumph Group, Inc., Sr. Notes, 144A(3)	4.875	04/01/2021	500,000	492,500
				1,028,750

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.9%) (continued)
Corporate Obligations (26.4%) (continued)
Banks (6.2%)
Bank of America Corp.	2.600%	01/15/2019	$500,000	$501,972
Branch Banking & Trust Co.	2.850	04/01/2021	500,000	492,970
Citigroup, Inc.	3.875	10/25/2023	500,000	496,461
Discover Bank, Sr. Unsec’d. Notes	2.000	02/21/2018	1,000,000	995,484
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec’d. Notes	2.375	01/22/2018	1,000,000	1,006,644
HSBC Holdings PLC	4.250	03/14/2024	500,000	500,616
JPMorgan Chase & Co., Ser. Q(1)	5.150	12/29/2049	500,000	468,750
Morgan Stanley	2.500	01/24/2019	500,000	498,608
PNC Financial Services Group, Inc. (The), Ser. R(1)	4.850	12/31/2049	500,000	468,750
Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,101,099
US Bancorp	3.700	01/30/2024	500,000	506,763
				7,038,117
Beverages (0.4%)
Anheuser-Busch InBev Finance, Inc.	3.700	02/01/2024	500,000	505,145

Chemicals (0.5%)
Mosaic Co. (The)	5.450	11/15/2033	500,000	540,575

Commercial Services (1.0%)
ERAC USA Finance LLC, Gtd. Notes, 144A(3)	3.300	10/15/2022	500,000	480,000
Service Corp. International	6.750	04/01/2016	600,000	652,500
				1,132,500
Diversified Financial Services (0.8%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750	02/01/2021	750,000	855,843

Electric (4.2%)
CMS Energy Corp., Sr. Unsec’d. Notes	6.250	02/01/2020	500,000	586,515
Great Plains Energy, Inc., Sr. Unsec’d. Notes	5.292	06/15/2022	1,000,000	1,109,093
NV Energy, Inc., Sr. Unsec’d. Notes	6.250	11/15/2020	1,083,000	1,264,356
Public Service Co. of New Mexico	7.950	05/15/2018	500,000	596,188
Puget Energy, Inc., Sr. Sec’d. Notes	6.000	09/01/2021	1,000,000	1,152,156
				4,708,308
Environmental Control (1.1%)
Waste Management, Inc.	7.375	05/15/2029	1,000,000	1,271,433

Food (0.4%)
General Mills, Inc.	3.150	12/15/2021	500,000	502,498

Insurance (1.3%)
Allstate Corp. (The)(1)	5.750	08/15/2053	500,000	525,000
American International Group, Inc.	4.125	02/15/2024	500,000	510,586
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(3)	3.000	01/10/2023	500,000	478,526
				1,514,112
Iron/Steel (0.9%)
Arcelormittal, Sr. Unsec’d. Notes	4.250	08/05/2015	500,000	515,000
Steel Dynamics, Inc.	5.250	04/15/2023	500,000	508,750
				1,023,750
Media (0.9%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	1,000,000	980,146

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (96.9%) (continued)
Corporate Obligations (26.4%) (continued)
Oil & Gas (2.6%)
Continental Resources, Inc., Gtd. Notes	5.000%	09/15/2022	$1,000,000	$1,050,000
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/2041	500,000	571,388
Union Pacific Resources Group, Inc., Sr. Unsec’d. Notes	7.050	05/15/2018	600,000	669,236
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	601,743
				2,892,367
Pharmaceuticals (1.3%)
Actavis, Inc.	3.250	10/01/2022	1,000,000	958,673
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(3)	1.875	02/01/2018	500,000	496,579
				1,455,252
Pipelines (0.5%)
Energy Transfer Partners LP	4.900	02/01/2024	500,000	520,376

Retail (1.0%)
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.250	09/01/2035	1,000,000	1,128,114

Telecommunications (1.5%)
AT&T, Inc., Sr. Unsec’d. Notes	2.625	12/01/2022	1,000,000	929,791
Verizon Communications, Inc.	5.050	03/15/2034	750,000	769,406
				1,699,197
Trucking & Leasing (0.9%)
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(3)	4.625	01/31/2018	1,000,000	1,039,829

Total corporate obligations (cost: $29,596,354)				29,836,312

Total long-term notes and bonds (cost: $107,863,603)				109,522,196

	Shares
Money Market Mutual Funds (0.8%)
BlackRock Liquidity TempFund Portfolio, 0.03%(4)	850,000	850,000

Total money market mutual funds (cost: $850,000)		850,000

Total investments(5) (99.0%) (cost: $110,213,603)		111,788,396
Other assets in excess of liabilities (1.0%)		1,183,883
Net assets (100.0%)		$112,972,279

The following abbreviations are used in the portfolio descriptions:

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

(1)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at March 31, 2014.

(2)	Non-Income producing securities.

(3)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, Series 144A securities are deemed to be liquid.

(4)	The rate shown reflects the seven day yield as of March 31, 2014.

(5)	The United States federal income tax basis of the Investment Grade Bond Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2014. See table below.

Federal	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$110,216,753	$3,050,025	$(1,478,383)	$1,571,642

Various inputs are used in determining the fair value of the Investment Grade Bond Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Investment Grade Bond Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Investment Grade Bond Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Preferred Stocks	$1,416,200	$—	$—	$1,416,200
U.S. Government and Agency Obligations	—	42,428,555	—	42,428,555
Mortgage-Backed and Asset-Backed Securities	—	36,399,711	—	36,399,711
Municipal Bonds	—	857,618	—	857,618
Corporate Obligations	—	29,836,312	—	29,836,312
Money Market Mutual Funds	850,000	—	—	850,000
Total	$2,266,200	$109,522,196	$—	$111,788,396

It is the Investment Grade Bond Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Investment Grade Bond Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2014, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1) Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

ASSET DIRECTOR PORTFOLIO

March 31, 2014 (unaudited)

Description	Shares	Value
Preferred Stocks (0.4%)
Banks (0.4%)
State Street Corp., Series D, 5.900%(1),(2)	20,000	$517,800
SunTrust Banks, Inc., Series E	40,000	898,400
Total preferred stocks (cost: $1,500,000)		1,416,200

Common Stocks (54.4%)
Aerospace & Defense (1.3%)
General Dynamics Corp.	27,900	3,038,868
Precision Castparts Corp.	3,800	960,488
		3,999,356
Agriculture (1.2%)
Archer-Daniels-Midland Co.	87,200	3,783,608

Apparel (2.3%)
Columbia Sportswear Co.	35,400	2,925,810
Wolverine World Wide, Inc.	158,000	4,510,900
		7,436,710
Auto Parts and Equipment (1.1%)
Magna International, Inc.	36,200	3,486,422

Banks (7.7%)
Bank of Hawaii Corp.	56,000	3,394,160
Bank of New York Mellon Corp. (The)	125,800	4,439,482
Citigroup, Inc.	23,252	1,106,795
JPMorgan Chase & Co.	68,440	4,154,992
Northern Trust Corp.	70,200	4,602,312
U.S. Bancorp	156,500	6,707,590
		24,405,331
Beverages (0.6%)
Coca-Cola Co. (The)	49,200	1,902,072

Biotechnology (1.2%)
Amgen, Inc.	31,700	3,909,878

Commercial Services (0.5%)
Robert Half International, Inc.	35,600	1,493,420

Computers & Peripherals (0.6%)
Apple, Inc.	3,600	1,932,264

Diversified Financial Services (0.6%)
Investment Technology Group, Inc.(2)	72,800	1,470,560
Janus Capital Group, Inc.	50,700	551,109
		2,021,669
Electronics (1.0%)
Daktronics, Inc.	700	10,073
FLIR Systems, Inc.	89,100	3,207,600
		3,217,673
Food (0.9%)
Fresh Del Monte Produce, Inc.	26,900	741,633
Sysco Corp.	57,900	2,091,927
		2,833,560

Description	Shares	Value
Common Stocks (54.4%) (continued)
Healthcare Products (3.7%)
Baxter International, Inc.	41,400	$3,046,212
Medtronic, Inc.	73,800	4,541,652
Thoratec Corp.(2)	24,700	884,507
Zimmer Holdings, Inc.	35,000	3,310,300
		11,782,671
Insurance (0.1%)
Aegon NV	28,586	262,991

Iron/Steel (1.3%)
Nucor Corp.	84,200	4,255,468

Machinery-Diversified (0.8%)
Cummins, Inc.	17,500	2,607,325

Metal Fabricate/Hardware (0.3%)
Valmont Industries, Inc.	6,600	982,344

Miscellaneous Manufacturing (5.1%)
Carlisle Cos., Inc.	49,700	3,943,198
Crane Co.	54,300	3,863,445
General Electric Co.	201,400	5,214,246
Illinois Tool Works, Inc.	41,700	3,391,461
		16,412,350
Oil & Gas (6.5%)
ConocoPhillips	58,000	4,080,300
Ensco PLC, Class A	16,500	870,870
Exxon Mobil Corp.	45,100	4,405,368
Occidental Petroleum Corp.	10,200	971,958
Phillips 66	32,300	2,489,038
Royal Dutch Shell PLC ADR	14,350	1,048,411
Tidewater, Inc.	84,150	4,091,373
Valero Energy Corp.	50,600	2,686,860
		20,644,178
Pharmaceuticals (4.5%)
Johnson & Johnson	31,900	3,133,537
McKesson Corp.	26,200	4,626,134
Merck & Co., Inc.	64,100	3,638,957
Pfizer, Inc.	96,300	3,093,156
		14,491,784
Retail (1.4%)
Bed Bath & Beyond, Inc.(2)	17,400	1,197,120
Home Depot, Inc. (The)	10,300	815,039
Kohl’s Corp.	43,700	2,482,160
		4,494,319
Semiconductors (6.7%)
Applied Materials, Inc.	110,100	2,248,242
Intel Corp.	161,200	4,160,572
Maxim Integrated Products, Inc.	94,200	3,119,904
Microchip Technology, Inc.	59,300	2,832,168
QUALCOMM, Inc.	54,700	4,313,642
Skyworks Solutions, Inc.(2)	69,800	2,618,896
Texas Instruments, Inc.	45,300	2,135,895
		21,429,319

Description	Shares	Value
Common Stocks (54.4%) (continued)
Software (2.2%)
Adobe Systems, Inc.(2)	23,400	$1,538,316
Autodesk, Inc.(2)	10,500	516,390
Microsoft Corp.	52,900	2,168,371
Oracle Corp.	69,000	2,822,790
		7,045,867
Specialty Retail (0.1%)
CST Brands, Inc.	8,711	272,132

Telecommunications (0.7%)
Cisco Systems, Inc.	44,600	999,486
Corning, Inc.	57,000	1,186,740
		2,186,226
Toys/Games/Hobbies (0.2%)
Mattel, Inc.	18,100	725,991

Transportation (1.8%)
Norfolk Southern Corp.	17,400	1,690,758
Werner Enterprises, Inc.	157,500	4,017,825
		5,708,583
Total common stocks (cost: $112,673,620)		173,723,511

	Interest Rate	Maturity Date	Principal Amount
Long-Term Notes and Bonds (36.3%)
U.S. Government and Agency Obligations (17.1%)
Federal Farm Credit Bank	1.850%	04/20/2020	$1,000,000	976,900
Federal Home Loan Banks	4.875	09/08/2017	500,000	559,430
Federal Home Loan Banks	2.375	12/13/2019	500,000	506,435
FHLMC	3.750	03/27/2019	750,000	818,065
FHLMC	5.000	02/16/2017	500,000	558,172
FHLMC	1.000	03/08/2017	500,000	501,226
FHLMC	1.000	09/29/2017	500,000	495,977
FHLMC	1.250	08/01/2019	500,000	480,974
FNMA	5.250	09/15/2016	500,000	556,198
FNMA	5.375	06/12/2017	500,000	566,268
U.S. Treasury Bonds	2.000	11/30/2020	300,000	295,500
U.S. Treasury Bonds	2.000	02/15/2022	1,000,000	966,875
U.S. Treasury Bonds	5.250	11/15/2028	300,000	375,281
U.S. Treasury Bonds	5.375	02/15/2031	325,000	415,746
U.S. Treasury Bonds	3.500	02/15/2039	600,000	601,875
U.S. Treasury Bonds	4.375	11/15/2039	550,000	634,906
U.S. Treasury Bonds	4.375	05/15/2041	550,000	635,766
U.S. Treasury Bonds	3.750	08/15/2041	500,000	520,938
U.S. Treasury Bonds	3.125	02/15/2042	500,000	462,813
U.S. Treasury Bonds	3.000	05/15/2042	500,000	450,781
U.S. Treasury Bonds	3.125	02/15/2043	300,000	276,094
U.S. Treasury Bonds	2.875	05/15/2043	250,000	218,203
U.S. Treasury Bonds	3.625	08/15/2043	400,000	404,875
U.S. Treasury Notes	0.250	08/31/2014	2,000,000	2,001,406
U.S. Treasury Notes	0.250	09/30/2014	1,000,000	1,000,820
U.S. Treasury Notes	0.500	10/15/2014	950,000	952,116
U.S. Treasury Notes	2.125	11/30/2014	200,000	202,688
U.S. Treasury Notes	2.500	03/31/2015	800,000	818,750
U.S. Treasury Notes	0.250	03/31/2015	1,000,000	1,001,094
U.S. Treasury Notes	0.250	05/15/2015	1,000,000	1,001,094
U.S. Treasury Notes	0.250	05/31/2015	1,000,000	1,001,055

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (36.3%) (continued)
U.S. Government and Agency Obligations (17.1%) (continued)
U.S. Treasury Notes	0.375%	06/30/2015	$500,000	$501,309
U.S. Treasury Notes	1.875	06/30/2015	700,000	714,793
U.S. Treasury Notes	1.750	07/31/2015	500,000	510,410
U.S. Treasury Notes	1.250	08/31/2015	1,000,000	1,014,844
U.S. Treasury Notes	0.250	09/15/2015	2,000,000	2,000,782
U.S. Treasury Notes	2.000	01/31/2016	500,000	514,922
U.S. Treasury Notes	0.375	02/15/2016	2,000,000	1,999,922
U.S. Treasury Notes	2.125	02/29/2016	500,000	516,504
U.S. Treasury Notes	0.500	06/15/2016	3,250,000	3,247,969
U.S. Treasury Notes	1.500	06/30/2016	500,000	510,469
U.S. Treasury Notes	3.250	07/31/2016	125,000	132,764
U.S. Treasury Notes	1.000	09/30/2016	600,000	604,875
U.S. Treasury Notes	0.625	10/15/2016	2,000,000	1,996,718
U.S. Treasury Notes	1.000	10/31/2016	750,000	755,566
U.S. Treasury Notes	0.625	12/15/2016	700,000	697,320
U.S. Treasury Notes	4.625	02/15/2017	500,000	553,594
U.S. Treasury Notes	0.875	04/30/2017	1,500,000	1,496,601
U.S. Treasury Notes	3.125	04/30/2017	250,000	266,445
U.S. Treasury Notes	0.625	09/30/2017	600,000	588,844
U.S. Treasury Notes	1.875	10/31/2017	500,000	511,875
U.S. Treasury Notes	0.750	02/28/2018	1,750,000	1,709,668
U.S. Treasury Notes	0.750	03/31/2018	1,000,000	975,234
U.S. Treasury Notes	1.000	05/31/2018	750,000	736,289
U.S. Treasury Notes	2.375	06/30/2018	700,000	726,250
U.S. Treasury Notes	1.375	09/30/2018	600,000	594,610
U.S. Treasury Notes	1.750	10/31/2018	550,000	553,609
U.S. Treasury Notes	1.250	11/30/2018	500,000	491,250
U.S. Treasury Notes	2.750	02/15/2019	1,000,000	1,049,766
U.S. Treasury Notes	3.125	05/15/2019	750,000	799,981
U.S. Treasury Notes	1.125	05/31/2019	500,000	483,125
U.S. Treasury Notes	3.375	11/15/2019	600,000	647,015
U.S. Treasury Notes	1.250	02/29/2020	750,000	716,660
U.S. Treasury Notes	1.125	03/31/2020	500,000	473,437
U.S. Treasury Notes	1.375	05/31/2020	500,000	478,906
U.S. Treasury Notes	1.875	06/30/2020	250,000	246,231
U.S. Treasury Notes	2.625	08/15/2020	250,000	257,090
U.S. Treasury Notes	3.125	05/15/2021	1,300,000	1,369,265
U.S. Treasury Notes	2.125	08/15/2021	800,000	786,187
U.S. Treasury Notes	2.000	02/15/2023	1,000,000	951,016
U.S. Treasury Notes	1.750	05/15/2023	500,000	463,203
U.S. Treasury Notes	2.500	08/15/2023	500,000	492,852
U.S. Treasury Notes	2.750	11/15/2023	300,000	301,359

Total U.S. government and agency obligations (cost: $54,322,408)				54,697,850

Mortgage-Backed and Asset-Backed Securities (9.7%)
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A(3)	3.270	02/20/2018	500,000	523,822
Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Cl. AAB	5.379	09/10/2047	177,393	178,389
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW14, Cl. A3	5.209	12/11/2038	186,857	187,134
Farmer Mac Guaranteed Notes Trust 2007-1, 144A(3)	5.125	04/19/2017	500,000	560,375
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	212,146	225,360

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (36.3%) (continued)
Mortgage-Backed and Asset-Backed Securities (9.7%) (continued)
FHLMC Gold Pool #E77962	6.500%	07/01/2014	$399	$400
FHLMC Gold Pool #A11823	5.000	08/01/2033	124,721	135,791
FHLMC Gold Pool #A14499	6.000	10/01/2033	35,707	39,665
FHLMC Gold Pool #A16641	5.500	12/01/2033	65,128	72,126
FHLMC Gold Pool #A42106	6.500	01/01/2036	76,687	85,997
FHLMC Gold Pool #A42908	6.000	02/01/2036	14,258	15,954
FHLMC Gold Pool #A51101	6.000	07/01/2036	15,974	17,712
FHLMC Gold Pool #A56247	6.000	01/01/2037	94,953	105,284
FHLMC Gold Pool #A58278	5.000	03/01/2037	63,485	68,874
FHLMC Gold Pool #A58965	5.500	04/01/2037	87,558	96,114
FHLMC Gold Pool #A71576	6.500	01/01/2038	123,866	138,676
FHLMC Gold Pool #A91064	4.500	02/01/2040	608,051	648,443
FHLMC Gold Pool #B12969	4.500	03/01/2019	63,402	67,048
FHLMC Gold Pool #B19462	5.000	07/01/2020	26,099	27,685
FHLMC Gold Pool #C01086	7.500	11/01/2030	3,684	4,201
FHLMC Gold Pool #C01271	6.500	12/01/2031	9,153	10,346
FHLMC Gold Pool #C01302	6.500	11/01/2031	4,584	5,143
FHLMC Gold Pool #C01676	6.000	11/01/2033	24,432	27,461
FHLMC Gold Pool #C03478	4.500	06/01/2040	572,497	610,639
FHLMC Gold Pool #C03520	4.000	09/01/2040	440,427	457,072
FHLMC Gold Pool #C09013	3.000	09/01/2042	477,078	460,591
FHLMC Gold Pool #C14872	6.500	09/01/2028	5,242	5,879
FHLMC Gold Pool #C20853	6.000	01/01/2029	98,711	111,000
FHLMC Gold Pool #C56017	6.500	03/01/2031	98,003	112,149
FHLMC Gold Pool #C61802	5.500	12/01/2031	8,230	9,035
FHLMC Gold Pool #C65255	6.500	03/01/2032	9,943	11,149
FHLMC Gold Pool #C68790	6.500	07/01/2032	14,769	16,563
FHLMC Gold Pool #C74741	6.000	12/01/2032	16,180	17,971
FHLMC Gold Pool #C79886	6.000	05/01/2033	122,141	135,574
FHLMC Gold Pool #E00878	6.500	07/01/2015	1,757	1,792
FHLMC Gold Pool #E01007	6.000	08/01/2016	3,334	3,468
FHLMC Gold Pool #E02735	3.500	10/01/2025	266,582	279,712
FHLMC Gold Pool #E85353	6.000	09/01/2016	11,586	12,002
FHLMC Gold Pool #E95159	5.500	03/01/2018	17,819	18,955
FHLMC Gold Pool #E95734	5.000	03/01/2018	58,673	62,213
FHLMC Gold Pool #G01477	6.000	12/01/2032	91,431	102,844
FHLMC Gold Pool #G01727	6.000	08/01/2034	230,265	258,935
FHLMC Gold Pool #G02060	6.500	01/01/2036	197,763	221,409
FHLMC Gold Pool #G08016	6.000	10/01/2034	217,220	244,367
FHLMC Gold Pool #G08087	6.000	10/01/2035	55,645	62,477
FHLMC Gold Pool #G11753	5.000	08/01/2020	68,365	72,708
FHLMC Gold Pool #G18376	4.000	01/01/2026	190,449	201,621
FHLMC Gold Pool #J05930	5.500	03/01/2021	27,500	29,275
FHLMC Gold Pool #Q14998	3.500	01/01/2043	429,016	431,497
FHLMC Gold Pool #Q17913	3.000	04/01/2043	483,891	467,169
FHLMC Gold Pool #Q23658	4.000	12/01/2043	245,698	256,255
FNMA Pool #357269	5.500	09/01/2017	30,875	32,880
FNMA Pool #357637	6.000	11/01/2034	34,097	37,940
FNMA Pool #545929	6.500	08/01/2032	14,113	16,117
FNMA Pool #555591	5.500	07/01/2033	28,154	31,308
FNMA Pool #574922	6.000	04/01/2016	283	291

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (36.3%) (continued)
Mortgage-Backed and Asset-Backed Securities (9.7%) (continued)
FNMA Pool #579170	6.000%	04/01/2016	$739	$741
FNMA Pool #584953	7.500	06/01/2031	5,140	5,215
FNMA Pool #651220	6.500	07/01/2032	4,763	5,349
FNMA Pool #725793	5.500	09/01/2019	176,754	189,796
FNMA Pool #890258	3.000	12/01/2025	437,644	449,833
FNMA Pool #910446	6.500	01/01/2037	46,837	52,598
FNMA Pool #914468	5.500	04/01/2037	185,130	204,071
FNMA Pool #915258	5.500	04/01/2037	192,973	212,717
FNMA Pool #922224	5.500	12/01/2036	174,384	193,458
FNMA Pool #936760	5.500	06/01/2037	178,883	197,476
FNMA Pool #942956	6.000	09/01/2037	76,511	85,127
FNMA Pool #945882	6.000	08/01/2037	122,694	136,505
FNMA Pool #AA2238	4.000	05/01/2024	89,843	95,134
FNMA Pool #AA3263	5.000	02/01/2039	260,551	285,764
FNMA Pool #AB1241	3.500	07/01/2025	200,548	210,714
FNMA Pool #AB4295	3.500	01/01/2042	384,105	386,703
FNMA Pool #AB4490	3.000	02/01/2027	21,308	21,908
FNMA Pool #AC8326	5.000	07/01/2040	619,133	675,996
FNMA Pool #AD0311	5.000	05/01/2038	391,554	427,263
FNMA Pool #AD1662	5.000	03/01/2040	490,605	538,926
FNMA Pool #AD7078	4.500	06/01/2025	151,421	162,666
FNMA Pool #AE0216	4.000	08/01/2040	113,606	118,029
FNMA Pool #AE0949	4.000	02/01/2041	527,718	548,515
FNMA Pool #AE2575	4.000	09/01/2040	341,771	355,128
FNMA Pool #AH5013	4.500	02/01/2041	411,867	442,995
FNMA Pool #AH6228	4.500	03/01/2041	503,681	541,764
FNMA Pool #AH8003	3.500	03/01/2041	131,818	132,710
FNMA Pool #AH9170	4.500	05/01/2041	310,240	331,310
FNMA Pool #AI5868	4.500	07/01/2041	139,308	148,710
FNMA Pool #AJ1954	4.000	10/01/2041	236,722	246,120
FNMA Pool #AJ6927	3.500	11/01/2041	154,933	155,981
FNMA Pool #AJ7524	3.000	01/01/2027	214,224	220,277
FNMA Pool #AJ7717	3.000	12/01/2026	171,276	176,113
FNMA Pool #AK0685	4.000	01/01/2042	362,411	379,602
FNMA Pool #AK3929	3.500	04/01/2042	221,679	223,179
FNMA Pool #AK6980	2.500	03/01/2027	314,469	315,273
FNMA Pool #AO7151	3.000	08/01/2042	388,534	375,495
FNMA Pool #AP2658	3.500	08/01/2042	430,857	433,772
FNMA Pool #AQ1185	3.000	10/01/2042	461,805	446,307
FNMA Pool #AQ7447	2.500	01/01/2028	447,121	447,224
FNMA Pool #AR4154	2.500	02/01/2028	484,303	484,415
FNMA Pool #AR9391	3.500	05/01/2043	248,544	250,226
FNMA Pool #AS1355	2.500	12/01/2028	245,591	245,647
FNMA Pool #AT2723	3.000	05/01/2043	482,772	466,570
FNMA Pool #AT4473	3.000	07/01/2043	495,619	478,986
FNMA Pool #AU1960	3.000	07/01/2043	248,405	240,069
FNMA Pool #AU3428	3.500	08/01/2043	241,179	242,811
FNMA Pool #AV0699	3.500	12/01/2043	248,491	250,172
FNMA Pool #MA0517	4.000	09/01/2020	417,093	441,905
FNMA Pool #MA0699	4.000	04/01/2041	286,381	297,680
FNMA Pool #MA1027	3.500	04/01/2042	178,304	179,510

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (36.3%) (continued)
Mortgage-Backed and Asset-Backed Securities (9.7%) (continued)
FNMA Pool #MA1103	3.500%	07/01/2042	$388,886	$391,517
GNMA CMO, Ser. 2010-22, Cl. AD	3.633	10/16/2039	15,182	15,176
GNMA Pool #424578	6.500	04/15/2026	55,356	62,417
GNMA Pool #431962	6.500	05/15/2026	5,618	6,332
GNMA Pool #436741	7.500	01/15/2027	8,896	10,033
GNMA Pool #443216	8.000	07/15/2027	3,685	3,887
GNMA Pool #479743	7.500	11/15/2030	8,670	9,137
GNMA Pool #511778	7.500	11/15/2030	13,627	15,470
GNMA Pool #515965	4.000	11/15/2041	316,477	332,878
GNMA Pool #542083	7.000	01/15/2031	35,383	37,749
GNMA Pool #552466	6.500	03/15/2032	18,557	21,679
GNMA Pool #574395	6.000	01/15/2032	17,200	19,410
GNMA Pool #690843	5.000	05/15/2038	133,849	146,575
GNMA Pool #718832	5.500	09/15/2039	230,665	257,541
GNMA Pool #727811	4.500	07/15/2040	626,186	675,707
GNMA Pool #729037	5.000	02/15/2040	388,366	426,084
GNMA Pool #737644	4.500	11/15/2040	331,410	359,201
GNMA Pool #738425	4.500	06/15/2041	66,276	71,638
GNMA Pool #739222	4.000	07/15/2040	55,103	57,949
GNMA Pool #741125	4.000	07/15/2040	48,502	51,020
GNMA Pool #741151	4.500	09/15/2040	222,023	239,948
GNMA Pool #741682	4.000	07/15/2041	177,447	186,615
GNMA Pool #741872	4.000	05/15/2040	267,399	281,237
GNMA Pool #762133	4.500	04/15/2041	217,159	234,700
GNMA Pool #778792	3.500	01/15/2042	205,539	210,057
GNMA Pool #779241	3.500	05/15/2042	432,614	442,125
GNMA Pool #782563	5.000	02/15/2039	133,875	146,728
GNMA Pool #796303	3.500	09/15/2042	436,864	446,468
GNMA Pool #AA2972	3.000	08/15/2042	437,119	430,644
GNMA Pool #AA6408	3.000	05/15/2043	243,775	240,164
GNMA Pool #AA7865	3.500	06/15/2042	177,548	181,452
GNMA Pool #AC4005	3.000	06/15/2043	246,008	242,364
GNMA Pool #AF4935	3.000	08/15/2043	247,439	243,773
GNMA Pool #AF5077	3.500	08/15/2043	242,964	248,305
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A(3)	3.290	03/25/2018	500,000	525,907
JPMorgan Mortgage Trust 2013-2, Ser. 2013-2, Cl. A2, 144A(1),(3)	3.500	05/25/2043	913,257	895,611
Small Business Administration, Ser. 2006-10A, Cl. 1	5.524	03/10/2016	57,974	61,268
Small Business Administration Participation Certificates, Ser. 2006-20C, Cl. 1	5.570	03/01/2026	162,977	177,764
TIAA Seasoned Commercial Mortgage Trust, Ser. 2007-C4, Cl. A3(1)	5.549	08/15/2039	263,741	269,184

Total mortgage-backed and asset-backed securities (cost: $30,619,454)				30,865,026

Municipal Bonds (0.3%)
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	750,000	857,617

Total municipal bonds (cost: $845,587)				857,617

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (36.3%) (continued)
Corporate Obligations (9.2%)
Aerospace & Defense (0.3%)
Triumph Group, Inc., Sr. Notes, 144A(3)	4.875%	04/01/2021	$500,000	$492,500
Spirit Aerosystems, Inc.	6.750	12/15/2020	500,000	536,250
				1,028,750
Banks (2.2%)
Bank of America Corp.	2.600	01/15/2019	500,000	501,972
Branch Banking & Trust Co.	2.850	04/01/2021	500,000	492,970
Citigroup, Inc., Sr. Unsec’d. Notes	4.750	05/19/2015	1,000	1,044
Citigroup, Inc.	3.875	10/25/2023	500,000	496,462
Discover Bank, Sr. Unsec’d. Notes	2.000	02/21/2018	1,000,000	995,484
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec’d. Notes	2.375	01/22/2018	1,000,000	1,006,644
HSBC Holdings PLC	4.250	03/14/2024	500,000	500,616
JPMorgan Chase & Co., Ser. Q(1)	5.150	12/29/2049	500,000	468,750
Morgan Stanley	2.500	01/24/2019	500,000	498,608
PNC Financial Services Group, Inc. (The), Ser. R(1)	4.850	12/31/2049	500,000	468,750
Union Bank NA, Sub. Notes, MTN	5.950	05/11/2016	1,000,000	1,101,099
US Bancorp	3.700	01/30/2024	500,000	506,763
				7,039,162
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc.	3.700	02/01/2024	500,000	505,145

Chemicals (0.5%)
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375	11/15/2042	1,000,000	923,083
Mosaic Co. (The)	5.450	11/15/2033	500,000	540,574
				1,463,657
Commercial Services (0.3%)
ERAC USA Finance LLC, Gtd. Notes, 144A(3)	3.300	10/15/2022	500,000	480,000
Service Corp. International	6.750	04/01/2016	600,000	652,500
				1,132,500
Diversified Financial Services (0.3%)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.750	02/01/2021	750,000	855,843

Electric (1.5%)
CMS Energy Corp., Sr. Unsec’d. Notes	6.250	02/01/2020	500,000	586,515
Great Plains Energy, Inc., Sr. Unsec’d. Notes	5.292	06/15/2022	1,000,000	1,109,093
NV Energy, Inc., Sr. Unsec’d. Notes	6.250	11/15/2020	1,083,000	1,264,356
Public Service Co. of New Mexico	7.950	05/15/2018	500,000	596,188
Puget Energy, Inc., Sr. Sec’d. Notes	6.000	09/01/2021	1,000,000	1,152,156
				4,708,308
Environmental Control (0.4%)
Waste Management, Inc.	7.375	05/15/2029	1,000,000	1,271,433

Food (0.2%)
General Mills, Inc.	3.150	12/15/2021	500,000	502,498

Insurance (0.5%)
Allstate Corp. (The)(1)	5.750	08/15/2053	500,000	525,000
American International Group, Inc.	4.125	02/15/2024	500,000	510,586
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(3)	3.000	01/10/2023	500,000	478,526
				1,514,112

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (36.3%) (continued)
Corporate Obligations (9.2%) (continued)
Iron/Steel (0.3%)
Arcelormittal, Sr. Unsec’d. Notes	4.250%	08/05/2015	$500,000	$515,000
Steel Dynamics, Inc.	5.250	04/15/2023	500,000	508,750
				1,023,750
Media (0.3%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	1,000,000	980,146

Oil & Gas (0.8%)
Continental Resources, Inc., Gtd. Notes	5.000	09/15/2022	1,000,000	1,050,000
Union Pacific Resources Group, Inc., Sr. Unsec’d. Notes	7.050	05/15/2018	250,000	278,848
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	601,743
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000	03/01/2041	500,000	571,388
				2,501,979
Pharmaceuticals (0.4%)
Actavis, Inc.	3.250	10/01/2022	1,000,000	958,673
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(3)	1.875	02/01/2018	500,000	496,579
				1,455,252
Pipelines (0.2%)
Energy Transfer Partners LP	4.900	02/01/2024	500,000	520,376

Telecommunications (0.5%)
AT&T, Inc., Sr. Unsec’d. Notes	2.625	12/01/2022	1,000,000	929,791
Verizon Communications, Inc.	5.050	03/15/2034	750,000	769,406
				1,699,197
Trucking & Leasing (0.3%)
Aviation Capital Group Corp., Sr. Unsec’d. Notes, 144A(3)	4.625	01/31/2018	1,000,000	1,039,829

Total corporate obligations (cost: $29,016,489)				29,241,937

Total long-term notes and bonds (cost: $114,803,938)				115,662,430

	Shares
Exchange-Traded Funds (4.7%)
iShares Russell Midcap Growth Index Fund	55,400	4,753,320
iShares S&P 500 Growth Index Fund	47,800	4,772,352
iShares S&P Midcap 400 Growth Index Fund	27,000	4,128,840
iShares S&P Smallcap 600 Growth Index Fund	10,700	1,273,086

Total exchange-traded funds (cost: $7,044,857)		14,927,598

Money Market Mutual Funds (1.9%)
BlackRock Liquidity TempFund Portfolio, 0.03%(4)	5,950,000	5,950,000

Total money market mutual funds (cost: $5,950,000)		5,950,000

Description	Shares	Value
Mutual Funds (1.9%)
Vanguard Growth Index Fund	134,800	$6,003,992

Total mutual funds (cost: $4,259,680)		6,003,992

Total investments(5) (99.6%) (cost: $246,232,095)		317,683,731
Other assets in excess of liabilities (0.4%)		1,371,865
Net assets (100.0%)		$319,055,596

The following abbreviations are used in the portfolio descriptions:

ADR - American Depositary Receipt

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Corporation

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

(1)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at March 31, 2014.

(2)	Non-Income producing securities.

(3)

Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, Series 144A securities are deemed to be liquid.

(4)	The rate shown reflects the seven day yield as of March 31, 2014.

(5)	The United States federal income tax basis of the Asset Director Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2014. See table below.

Federal	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$246,232,172	$74,776,907	$(3,325,348)	$71,451,559

Various inputs are used in determining the fair value of the Asset Director Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Asset Director Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Asset Director Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Preferred Stocks	$1,416,200	$—	$—	$1,416,200
Common Stocks	173,723,511	—	—	173,723,511
U.S. Government and Agency Obligations	—	54,697,850	—	54,697,850
Mortgage-Backed and Asset-Backed Securities	—	30,865,026	—	30,865,026
Municipal Bonds	—	857,617	—	857,617
Corporate Obligations	—	29,241,937	—	29,241,937
Exchange-Traded Funds	14,927,598	—	—	14,927,598
Money Market Mutual Funds	5,950,000	—	—	5,950,000
Mutual Funds	6,003,992	—	—	6,003,992
Total	$202,021,301	$115,662,430	$—	$317,683,731

It is the Asset Director Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Asset Director Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2014, there have been no changes in the valuation methodologies and the Asset Director Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1) Refer to Schedule of Investments for industry classifications.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS

SOCIALLY RESPONSIVE PORTFOLIO

March 31, 2014 (unaudited)

Description	Shares	Value
Common Stocks (92.7%)
Aerospace & Defense (3.4%)
General Dynamics Corp.	1,150	$125,258
Precision Castparts Corp.	500	126,380
		251,638
Agriculture (2.4%)
Archer-Daniels-Midland Co.	4,200	182,238

Apparel (4.1%)
Columbia Sportswear Co.	1,600	132,240
Wolverine World Wide, Inc.	6,200	177,010
		309,250
Banks (11.8%)
Bank of Hawaii Corp.	2,200	133,342
Bank of New York Mellon Corp. (The)	4,900	172,921
Citigroup, Inc.	1,300	61,880
JPMorgan Chase & Co.	2,650	160,881
Northern Trust Corp.	2,300	150,788
U.S. Bancorp	4,800	205,728
		885,540
Beverages (2.0%)
Coca-Cola Co. (The)	3,800	146,908

Biotechnology (1.8%)
Amgen, Inc.	1,100	135,674

Commercial Services (1.1%)
Robert Half International, Inc.	1,900	79,705

Computers & Peripherals (0.7%)
Apple, Inc.	100	53,674

Diversified Financial Services (1.6%)
Investment Technology Group, Inc.(1)	4,200	84,840
Janus Capital Group, Inc.	3,500	38,045
		122,885
Electronics (2.5%)
Daktronics, Inc.	2,400	34,536
FLIR Systems, Inc.	4,200	151,200
		185,736
Food (3.2%)
Fresh Del Monte Produce, Inc.	4,200	115,794
Sysco Corp.	3,400	122,842
		238,636
Healthcare Products (7.2%)
Baxter International, Inc.	1,400	103,012
Medtronic, Inc.	3,400	209,236
Thoratec Corp.(1)	1,700	60,877
Zimmer Holdings, Inc.	1,800	170,244
		543,369
Insurance (0.4%)
Aegon NV	3,477	31,988

Iron/Steel (1.9%)
Nucor Corp.	2,800	141,512

Description	Shares	Value
Common Stocks (92.7%) (continued)
Machinery-Diversified (1.2%)
Cummins, Inc.	600	$89,394

Metal Fabricate/Hardware (0.8%)
Valmont Industries, Inc.	400	59,536

Miscellaneous Manufacturing (7.7%)
Carlisle Cos., Inc.	1,950	154,713
Crane Co.	1,900	135,185
General Electric Co.	6,400	165,696
Illinois Tool Works, Inc.	1,550	126,062
		581,656
Oil & Gas (11.5%)
ConocoPhillips	2,400	168,840
Ensco PLC, Class A	1,400	73,892
Exxon Mobil Corp.	1,800	175,824
Occidental Petroleum Corp.	600	57,174
Phillips 66	1,600	123,296
Royal Dutch Shell PLC ADR	900	65,754
Tidewater, Inc.	2,600	126,412
Valero Energy Corp.	1,400	74,340
		865,532
Pharmaceuticals (2.1%)
McKesson Corp.	900	158,913

Retail (3.5%)
Bed Bath & Beyond, Inc.(1)	1,200	82,560
Home Depot, Inc. (The)	800	63,304
Kohl’s Corp.	2,000	113,600
		259,464
Semiconductors (11.5%)
Applied Materials, Inc.	5,400	110,268
Intel Corp.	6,000	154,860
Maxim Integrated Products, Inc.	3,100	102,672
Microchip Technology, Inc.	2,700	128,952
QUALCOMM, Inc.	2,200	173,492
Skyworks Solutions, Inc.(1)	2,500	93,800
Texas Instruments, Inc.	2,100	99,015
		863,059
Software (4.6%)
Adobe Systems, Inc.(1)	1,500	98,610
Autodesk, Inc.(1)	700	34,426
Microsoft Corp.	2,500	102,475
Oracle Corp.	2,700	110,457
		345,968
Specialty Retail (0.0%)
CST Brands, Inc.	77	2,405

Telecommunications (1.7%)
Cisco Systems, Inc.	3,150	70,592
Corning, Inc.	2,900	60,378
		130,970

Description	Shares	Value
Common Stocks (92.7%) (continued)
Toys/Games/Hobbies (0.7%)
Mattel, Inc.	1,250	$50,138

Transportation (3.3%)
Norfolk Southern Corp.	1,400	136,038
Werner Enterprises, Inc.	4,400	112,244
		248,282

Total common stocks (cost: $4,846,969)		6,964,070

Money Market Mutual Funds (5.3%)
BlackRock Liquidity TempFund Portfolio, 0.03%(2)	200,000	200,000
Federated Prime Obligation Fund, 0.02%(2)	200,000	200,000

Total money market mutual funds (cost: $400,000)		400,000

Total investments(3) (98.0%) (cost: $5,246,969)		7,364,070
Other assets in excess of liabilities (2.0%)		153,294
Net assets (100.0%)		$7,517,364

The following abbreviations are used in the portfolio descriptions:

ADR — American Depositary Receipt

PLC — Public Limited Company

(1)	Non-Income producing securities.

(2)	The rate shown reflects the seven day yield as of March 31, 2014.

(3)	The United States federal income tax basis of the Socially Responsive Portfolio’s investments and the unrealized appreciation (depreciation) as of March 31, 2014. See table below.

Federal	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$5,263,652	$2,186,470	$(86,052)	$2,100,418

Various inputs are used in determining the fair value of the Socially Responsive Portfolio’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Socially Responsive Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Socially Responsive Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities(1)
Common Stocks	$6,964,070	$—	$—	$6,964,070
Money Market Mutual Funds	400,000	—	—	400,000
Total	$7,364,070	$—	$—	$7,364,070

It is the Socially Responsive Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Socially Responsive Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

For the period ending March 31, 2014, there have been no changes in the valuation methodologies and the Socially Responsive Portfolio did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

(1) Refer to Schedule of Investments for industry classifications.

Notes to Schedules of Investments (unaudited)

Fair Value Measurements

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the fund’s own assumption based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith pursuant to procedures established by and under supervision of the Board of Directors.

The following is a description of the valuation techniques applied to the major categories of assets measured at fair value:

Equity Securities (Preferred and Common Stock) - Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price (“NOCP”). Securities that are principally traded on the New York Stock Exchange (“NYSE”) are stated at value as of the close of regular trading, normally 4:00 p.m., Eastern Standard Time. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities - The fair value is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Corporate Obligations - Corporate obligations for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While all corporate obligations are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mutual Funds - Investments in mutual funds, including exchange-traded funds and money market mutual funds, are valued at the mutual fund’s closing net asset value per share on the day of the valuation and are classified under Level 1 of the fair value hierarchy.

U.S. Government and Agency Obligations - U.S. Government and Agency obligations are valued at the latest bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in Level 2 of the fair value hierarchy.

Municipal Bonds - The fair value of municipal bonds is estimated using recently executed transactions for identical or similar bonds. Municipal bonds are categorized in Level 2 of the fair value hierarchy.

Short-Term Fixed Income Securities - Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under Level 2 of the fair value hierarchy.

The fund’s Board of Directors has the primary responsibility for fair value measurements and has delegated the responsibility of the daily valuation process to BNY Mellon Asset Servicing as fund accountant, and the Investment Advisor, OneAmerica Asset Management, LLC (“OAM”). The fund accountant, pursuant to the valuation policies and procedures adopted by the Board of Directors, is responsible for obtaining prices, testing valuation, and evaluating the integrity of the routine pricing process. The fund accountant is aided in its efforts by OAM, which is responsible for establishing the criteria for determining fair value of investments when prices are not readily available and communicating such information to the fund accountant. When determining the reliability of independent pricing services for investments owned by the fund, the fund accountant, in conjunction with OAM, conducts due diligence reviews of the pricing process, including methodology, and monitors the quality of security prices received through various testing reports.

The categorization of the fair value measurements of investments priced by independent pricing services was based upon judgment of the inputs and methodologies used by the independent pricing services to value different asset classes. The fund categorizes such fair value measurements based upon asset classes and the underlying observable or unobservable inputs used to value such investments.

Item 2.         Controls and Procedures.

(a)              The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)              There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By (Signature and Title)*	/s/ J. Scott Davison
J. Scott Davison, President
Date	5/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ J. Scott Davison
J. Scott Davison, President
Date	5/28/2014

By (Signature and Title)*	/s/ Nicholas C. Slabaugh
Nicholas C. Slabaugh, Assistant Treasurer
Date	5/27/2014

* Print the name and title of each signing officer under his or her signature.